Note Receivable (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Aug. 31, 2011 Monywa Trust [Member]	Feb. 28, 2007 Monywa Project [Member]
Proceeds from redemption of note receivable	$ 102,995	$ 103,000
Ownership percentage			50.00%